Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits
Contributions to medical and pension schemes	¥ 849.3	¥ 626.4	¥ 481.8
Other employee benefits	593.4	410.5	315.1
Total group's employee welfare benefits expense	¥ 1,442.7	¥ 1,036.9	¥ 796.9